Investment in Unconsolidated Entities, Deconsolidation (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Apr. 03, 2013
Deconsolidation of New York Partnerships
Investments in unconsolidated entities	$ 321,729,000	301,772,000	$ 179,921,000
St. Lawrence Seaway RSA Cellular Partnership
Deconsolidation of New York Partnerships
Ownership interest in equity method investment	60.00%
New York RSA 2 Cellular Partnership
Deconsolidation of New York Partnerships
Ownership interest in equity method investment	57.14%
St. Lawrence Seaway RSA Cellular Partnership and New York RSA 2 Cellular Partnership
Deconsolidation of New York Partnerships
Date Of Deconsolidation	Apr. 03, 2013
Deconsolidation gain	14,500,000
Investments in unconsolidated entities				$ 114,800,000
Discounted cash flow valuation approach | St. Lawrence Seaway RSA Cellular Partnership and New York RSA 2 Cellular Partnership
Fair Value Inputs
Average expected revenue growth rate (next ten years)		2.00%
Terminal revenue growth rate (after year ten)		2.00%
Discount Rate		10.50%
Discounted cash flow valuation approach | Minimum | St. Lawrence Seaway RSA Cellular Partnership and New York RSA 2 Cellular Partnership
Fair Value Inputs
Capital expenditures as a percentage of revenue		14.90%
Discounted cash flow valuation approach | Maximum | St. Lawrence Seaway RSA Cellular Partnership and New York RSA 2 Cellular Partnership
Fair Value Inputs
Capital expenditures as a percentage of revenue		18.80%